Vessels, detail (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Movement in Property, Plant and Equipment [Roll Forward]
Vessels' cost, beginning balance	$ 280,812
Acquisitions and other vessel's costs	13,607
Vessels' disposals	(40,126)
Impairment charges	(32,626)	0
Vessels' cost, ending balance	221,667
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, beginning balance	(19,867)
Accumulated depreciation, vessels' disposals	10,219
Depreciation for the period	(5,669)
Accumulated depreciation, ending balance	(15,317)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels' net book value, beginning balance	260,945
Vessel's net book value, ending balance	$ 206,350